Other revenue	12 Months Ended
Mar. 31, 2018
Other revenue
Other revenue

9. Other revenue

	March 31,
	2016	2017	2018
Marketing revenue	214,524	320,527	502,097

Total	214,524	320,527	502,097

        Primarily comprising advertising revenue and fees for facilitating website access to a travel insurance company.